Deferred income tax assets and liabilities - Schedule of Net Movement on the Deferred Tax Account (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets and liabilities [abstract]
Opening balance as of April 1	€ 27,845	€ 27,147
Deferred income tax expense	(706)	(287)
Aggregate income tax effect under OCI	326	350	€ (95)
Exchange differences	320	1,819
Other movements	65	2,454
Closing balance as of March 31	€ 27,210	€ 27,845	€ 27,147